Expense Example	Oct. 28, 2026 USD ($)
HCM Sector Plus Fund | HCM Sector Plus Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 766
Expense Example, with Redemption, 3 Years	1,166
Expense Example, with Redemption, 5 Years	1,591
Expense Example, with Redemption, 10 Years	2,768
HCM Sector Plus Fund | HCM Sector Plus Fund Class A1 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	781
Expense Example, with Redemption, 3 Years	1,209
Expense Example, with Redemption, 5 Years	1,663
Expense Example, with Redemption, 10 Years	2,915
HCM Sector Plus Fund | HCM Sector Plus Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,062
HCM Sector Plus Fund | HCM Sector Plus Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,454
Expense Example, with Redemption, 10 Years	3,080
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	775
Expense Example, with Redemption, 3 Years	1,192
Expense Example, with Redemption, 5 Years	1,634
Expense Example, with Redemption, 10 Years	2,857
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,159
HCM Tactical Plus Fund | HCM Tactical Plus Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,499
Expense Example, with Redemption, 10 Years	3,166
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	743
Expense Example, with Redemption, 3 Years	1,094
Expense Example, with Redemption, 5 Years	1,469
Expense Example, with Redemption, 10 Years	2,519
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	779
Expense Example, with Redemption, 5 Years	1,331
Expense Example, with Redemption, 10 Years	2,836
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	784
Expense Example, with Redemption, 3 Years	1,221
Expense Example, with Redemption, 5 Years	1,682
Expense Example, with Redemption, 10 Years	2,954
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	2,264
HCM Dynamic Income Fund | HCM Dynamic Income Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	910
Expense Example, with Redemption, 5 Years	1,548
Expense Example, with Redemption, 10 Years	$ 3,261